Segmental analysis - Schedule of revenue by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ 8,489	£ 9,444	[1]
UK
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,309	4,589
US
Disclosure of operating segments [line items]
Total revenue from continuing operations	4,180	4,855
UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,337	955
UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	848	997
UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,717	2,045
New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,441	1,760
New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,365	2,758
National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	639	676
Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	142	253
Operating segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	8,554	9,490
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,356	969
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	850	1,005
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,734	2,060
Operating segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	1,441	1,760
Operating segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	2,365	2,758
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	666	685
Operating segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	142	253
Sales between segments
Disclosure of operating segments [line items]
Total revenue from continuing operations	(65)	(46)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue from continuing operations	(19)	(14)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue from continuing operations	(2)	(8)
Sales between segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total revenue from continuing operations	(17)	(15)
Sales between segments | New England
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Total revenue from continuing operations	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue from continuing operations	(27)	(9)
Sales between segments | Other
Disclosure of operating segments [line items]
Total revenue from continuing operations	£ 0	£ 0

[1]	Comparative amounts have been re-presented to reflect the classification of the Further Acquisition Agreement (the FAA option) as held for sale and within discontinued operations.